OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER INTANGIBLE ASSETS, NET	OTHER INTANGIBLE ASSETS, NET
a.Definite-lived other intangible assets:

	December 31,
	2021	2020
Original amounts:
Core technology	$665,555	$635,250
Customer relationships, backlog and distribution network	288,755	269,717
Trademarks	44,440	44,440
	998,750	949,407
Accumulated amortization:
Core technology	428,880	353,558
Customer relationships, backlog and distribution network	246,609	207,165
Trademarks	27,883	22,681
	703,372	583,404
Other intangible assets, net	$295,378	$366,003

b.Amortization expense amounted to $118,681, $114,134 and $113,056 for the years ended December 31, 2021, 2020 and 2019, respectively.
c.Estimated amortization expense:

For the year ended December 31,
2022	$106,566
2023	85,026
2024	65,680
2025	19,302
2026	15,189
Thereafter	3,615
$295,378